ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED WARRANTY COSTS
Summary of the Company's warranty activity

	Years Ended December 31,
	2013	2014	2015
	$	$	$
Beginning balance	58,334	40,605	54,644
Warranty provision	(16,465)	18,570	15,876
Warranty costs incurred	(951)	(2,996)	(3,872)
Foreign exchange effect	(313)	(1,535)	(1,455)

Ending balance	40,605	54,644	65,193